Financing Receivables - Allowance For Credit Losses Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	$ (7,086)	$ (8,102)	$ (12,541)
Charge-offs	2,238	4,741	3,859
Recoveries	(24)	(90)	4
Provision	(1,088)	(3,358)	(952)
Currency adjustments	(512)	(277)	1,528
Ending balance	(6,472)	(7,086)	(8,102)
Chile
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	(6,209)	(7,240)	(11,063)
Charge-offs	1,910	4,631	3,648
Recoveries	(24)	0	0
Provision	(1,309)	(3,304)	(1,105)
Currency adjustments	(475)	(296)	1,280
Ending balance	(6,107)	(6,209)	(7,240)
Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	(877)	(862)	(1,478)
Charge-offs	328	110	211
Recoveries	0	(90)	4
Provision	221	(54)	153
Currency adjustments	(37)	19	248
Ending balance	$ (365)	$ (877)	$ (862)